Provision for credit losses	6 Months Ended
Jun. 30, 2015
Provision for credit losses
10 Provision for credit losses
in	2Q15	1Q15	2Q14	6M15	6M14
Provision for credit losses (CHF million)
Provision for loan losses	36	31	22	67	52
Provision for lending-related and other exposures	15	(1)	(4)	14	0
Provision for credit losses	51	30	18	81	52